SERIES J (Prospectus Summary): | SERIES J
Series J (Mid Cap Growth Series)
SBL Fund One Security Benefit Place Topeka, Kansas 66636-0001 Supplement Dated July 14, 2011 to the Prospectus Dated May 1, 2011
The Lowest Quarter Return in the Performance Information section of the Summary for Series J is removed and replaced with the following:
Lowest Quarter Return 4Q 2008 -28.87% Please Retain This Supplement For Future Reference